Short-Term Investments - Proceeds, Gross Realized Gains and Gross Realized Losses on Securities (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Investments Schedule [Abstract]
Proceeds	$ 103,893	628,938	706,278	302,171
Gross realized gains	6,164	37,315	65,272	9,526
Gross realized losses	$ (8,813)	(53,351)	(18,526)	(13,180)